As filed with the Securities and Exchange Commission on 5/28/19

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Davidson Multi Cap Equity Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 87.97%	Value
	Aerospace & Defense - 2.61%
22,990	United Technologies Corp.	$2,963,181

	Air Freight & Logistics - 1.63%
10,240	Fedex Corp.	1,857,638

	Banks - 5.88%
31,375	Citigroup, Inc.	1,952,152
23,650	First Republic Bank	2,375,879
23,300	JPMorgan Chase & Co.	2,358,659
		6,686,690
	Beverages - 1.91%
17,705	PepsiCo, Inc.	2,169,748

	Biotechnology - 7.08%
12,746	Amgen, Inc.	2,421,485
35,025	Celgene Corp. (a)	3,304,258
35,750	Gilead Sciences, Inc.	2,324,108
		8,049,851
	Capital Markets - 3.23%
35,675	Morgan Stanley	1,505,485
32,960	State Street Corp.	2,169,098
		3,674,583
	Chemicals - 3.51%
34,198	DowDuPont, Inc.	1,823,096
12,310	Linde PLC (b)	2,165,698
		3,988,794
	Communications Equipment - 3.80%
79,935	Cisco Systems, Inc.	4,315,691

	Diversified Telecommunication Services - 1.94%
77,430	Zayo Group Holdings, Inc. (a)	2,200,561

	Electrical Equipment - 1.92%
27,150	Eaton Corp PLC (b)	2,187,204

	Energy Equipment & Services - 1.65%
67,805	Baker Hughes a GE Co.	1,879,555

	Entertainment - 1.91%
21,420	Electronic Arts, Inc. (a)	2,176,914
0	Walt Disney Co.	6
		2,176,920
	Food & Staples Retailing - 4.29%
117,675	Sprouts Farmers Market, Inc. (a)	2,534,719
23,990	Walmart, Inc.	2,339,745
		4,874,464
	Health Care Equipment & Supplies - 2.27%
10,358	Becton, Dickinson & Co.	2,586,703

	Health Care Providers & Services - 3.84%
12,224	Cigna Corp.	1,965,863
15,660	Laboratory Corp. of America Holdings (a)	2,395,667
		4,361,530
	Health Care Technology - 1.84%
36,570	Cerner Corp. (a)	2,092,170

	Hotels, Restaurants & Leisure - 2.19%
33,575	Starbucks Corp.	2,495,965

	Household Products - 1.70%
27,150	Church & Dwight Co., Inc.	1,933,895

	Industrial Conglomerates - 1.54%
8,445	3M Co.	1,754,702

	Insurance - 1.88%
42,670	Principal Financial Group, Inc.	2,141,607

	Interactive Media & Services - 3.75%
3,633	Alphabet, Inc. - Class C (a)	4,262,635

	Internet & Direct Marketing Retail - 2.09%
64,025	eBay, Inc.	2,377,889

	Machinery - 1.38%
34,785	Flowserve Corp.	1,570,195

	Media - 0.00%
1	Fox Corp. - Class A (a)	24

	Multiline Retail - 1.43%
36,605	Nordstrom, Inc.	1,624,530

	Multi-Utilities - 2.63%
23,790	Sempra Energy	2,994,209

	Oil, Gas & Consumable Fuels - 3.92%
24,379	Chevron Corp.	3,003,005
87,140	Marathon Oil Corp.	1,456,110
		4,459,115
	Professional Services - 1.05%
50,290	Nielsen Holdings PLC (b)	1,190,364

	Semiconductors & Semiconductor Equipment - 1.39%
19,530	Silicon Laboratories, Inc. (a)	1,579,196

	Software - 8.81%
25,215	Fortinet, Inc. (a)	2,117,303
6,677	Intuit, Inc.	1,745,435
38,180	Microsoft Corp.	4,502,949
12,975	Tableau Software, Inc. - Class A (a)	1,651,458
		10,017,145
	Technology Hardware, Storage & Peripherals - 3.00%
17,989	Apple, Inc.	3,417,011

	Textiles, Apparel & Luxury Goods - 1.90%
60,075	Gildan Activewear, Inc. (b)	2,160,898

	TOTAL COMMON STOCKS (Cost $68,581,122)	100,044,663

	REITs - 8.22%
133,175	AGNC Investment Corp.	2,397,150
52,265	American Campus Communities, Inc.	2,486,769
76,985	CubeSmart	2,466,599
89,305	Starwood Property Trust, Inc.	1,995,967
	TOTAL REITs (Cost $8,641,414)	9,346,485

	MONEY MARKET FUNDS - 3.17%
3,606,967	Fidelity Institutional Government Portfolio - Class I, 2.30% (c)	3,606,967
	TOTAL MONEY MARKET FUNDS (Cost $3,606,967)	3,606,967

	Total Investments in Securities (Cost ($80,829,503) - 99.36%	112,998,115
	Other Assets in Excess of Liabilities - 0.64%	724,795
	NET ASSETS - 100.00%	$113,722,910

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Notes to the Schedule of Investments
March 31, 2019 (Unaudited)

Note 1 – Securities Valuation

 The Davidson Multi-Cap Equity Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,640,141	$-	$-	$8,640,141
Consumer Discretionary	8,659,282	-	-	8,659,282
Consumer Staples	8,978,106	-	-	8,978,106
Energy	6,338,669	-	-	6,338,669
Financials	12,502,880	-	-	12,502,880
Health Care	17,090,255	-	-	17,090,255
Industrials	11,523,285	-	-	11,523,285
Information Technology	19,329,042	-	-	19,329,042
Materials	3,988,794	-	-	3,988,794
Utilities	2,994,209	-	-	2,994,209
Total Common Stocks	100,044,663	-	-	100,044,663
REITs	9,346,485	-	-	9,346,485
Short-Term Investments	3,606,967	-	-	3,606,967
Total Investments in Securities	$112,998,115	$-	$-	$112,998,115

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2019, the end of the reporting period. During the period ended March 31, 2019, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)   /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date  5/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date  5/28/2019

By (Signature and Title) /s/ Cheryl L. King
           Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date  5/24/2019

* Print the name and title of each signing officer under his or her signature.